FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of Foreign Currency Risk on Net Working Capital and Sensitivity Analysis [Table Text Block]
	Canadian	Canadian	Canadian
	Dollars	Dollars	Dollars
	2024	2023	2022
Cash	$1,723	32,733	12,453
Accounts payable	(87,597)	(49,300)	(130,208)
Loan	-	(40,000)	(40,000)
Total foreign currency working capital	(85,874)	(56,567)	(157,755)
US$ exchange rate	0.6950	0.7561	0.7383
Total foreign currency net working capital in US$	(59,683)	(42,770)	(116,471)
Impact of a 10% strengthening of the US$ on net income (loss)	(5,968)	(4,277)	(11,647)